Contingent liabilities and other contractual obligations (Tables)	12 Months Ended
Dec. 31, 2017
Contingent liabilities and other contractual obligations
Schedule of future minimum lease payments related to operating lease agreements

DKK thousand	2017	2016
Total future minimum lease payments related to operating lease agreements:
Within 1 year	4,292	4,005
1 - 3 years	2,593	776
3 - 5 years	117	0

Total	7,002	4,781